Fair Value of Financial Instruments - Fair value of Financial Instruments Included in the Consolidated Financial Statements (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Mortgage servicing rights	$ 850	$ 749	$ 339
Carrying Amount
Assets
Cash and cash equivalents	61,173	29,555	54,150
Restricted cash	5,196	5,657	5,602
Mortgage loans held for-for-sale	37,035	308,477	164,422
Mortgage servicing rights	850	749	339
Derivatives assets, lending, net	510	3,111	7,275
Securitized mortgage collateral		1,639,251	2,100,175
Liabilities
Warehouse borrowings	37,795	285,539	151,932
Convertible notes	15,000	20,000	20,000
Long-term debt	35,889	46,536	44,413
Securitized mortgage borrowings		1,614,862	2,086,557
Derivative liabilities, lending, net	12	55	143
Estimated Fair Value | Level 1
Assets
Cash and cash equivalents	61,173	29,555	54,150
Restricted cash	5,196	5,657	5,602
Estimated Fair Value | Level 2
Assets
Mortgage loans held for-for-sale	37,035	308,477	164,422
Derivatives assets, lending, net	12
Liabilities
Warehouse borrowings	37,795	285,539	151,932
Derivative liabilities, lending, net	12	55	143
Estimated Fair Value | Level 3
Assets
Mortgage servicing rights	850	749	339
Derivatives assets, lending, net	498	3,111	7,275
Securitized mortgage collateral		1,639,251	2,100,175
Liabilities
Convertible notes	15,000	20,000	20,000
Long-term debt	$ 35,889	46,536	44,413
Securitized mortgage borrowings		$ 1,614,862	$ 2,086,557